Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
INCOME TAXES

11.	INCOME TAXES

The provision for income tax expense is as follows for the years ended December 31:

	2010	2009	2008

Current expense
Federal	$8,903	$6,518	$1,349
Foreign	14	58	—
State	1,893	1,738	1,008

Total current expense	10,810	8,314	2,357
Deferred expense
Federal	(24,287)	4,147	5,229
State	(778)	365	(84)

Total deferred expense	(25,065)	4,512	5,145
Change in valuation allowance	—	—	(13)

Provision for income taxes	$(14,255)	$12,826	$7,489

A reconciliation between reported income tax expense and the amount computed by applying the statutory federal income tax rate of 35 percent is as follows at December 31, 2009, 2008 and 2007:

	2010	2009	2008

Computed tax expense	$(16,234)	$11,471	$6,415
State taxes (net of federal benefit)	630	1,679	606
Other permanent items	101	91	73
Meals & entertainment related to operations	795	695	565
Nondeductible Acquisition Costs	2,036	—	—
Research & development credits	(2,156)	(882)	—
Uncertain tax positions	598	(145)	(152)
Net operating loss adjustments	164	(22)	(36)
Alternative minimum tax	108	(57)	18
Other	(297)	(4)	—

Provision for income taxes	$(14,255)	$12,826	$7,489

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31:

	2010	2009

Deferred tax asset, current
Accrued expenses	$5,478	$3,516
Accounts receivable	2,007	1,586
Returns and allowances	479	175
Deferred revenue	9,732	3,108
Net operating loss carryforwards	599	3,387
AMT credit	828	1,311
Research and development credit	822	1,409
Foreign Tax Credit	—	61
Prepaid Expenses	—	47

Deferred tax asset, current	19,945	14,600
Valuation allowance	(291)	(177)

Total deferred tax asset, current	19,654	14,423

Deferred tax liability, current
Prepaid Expenses	(526)	—
Deferred Interest Expense	(1,041)	—

Total deferred tax liability, current	(1,567)	—

Net deferred tax asset, current	$18,087	$14,423

Deferred tax asset, non-current
Deferred compensation	$10,558	$9,793
Accrued Expenses	637	—
Net operating loss carryforwards	1,761	167
Capital lease	2,415	811
Deferred revenue	—	936
Financial hedges	—	962
AMT credit	828	—
Research and development credit	740	—
Capital Loss Limitation	1,053	—
Other	172	111

Deferred tax asset, non-current	18,164	12,780
Valuation allowance	(2,094)	(545)

Total deferred tax asset, non-current	16,070	12,235

Deferred tax liability, non-current
Intangible assets	(153,617)	(17,611)
Prepaid expenses	(8)	(39)
Fixed assets	(1,065)	(3,604)
Capitalized software costs	(12,267)	(10,220)

Total deferred tax liability, non-current	(166,957)	(31,474)

Net deferred liability, non-current	$(150,887)	$(19,239)

We have historically maintained a valuation allowance on certain deferred tax assets. In assessing the ongoing need for a valuation allowance, we consider recent operating results, the scheduled reversal of deferred tax liabilities, projected future taxable benefits and tax planning strategies. As a result of this assessment, we recorded a $1,663 increase to our valuation allowance on certain deferred tax assets for the year ended December 31, 2010.

Of this increase, $610 was attributable to the valuation allowance related to our expected utilization of state net operating loss carry forwards in future periods. The remaining $1,053 was recorded in connection with the acquisition of Broadlane. As a result of the increase in the valuation allowance of $1,663, we realized a state expense of $610 included in “Income tax (benefit) expense” on the accompanying consolidated statements of operations. The remaining $1,053 was reflected in purchase price allocation related to the Broadlane Acquisition, which was recorded as an increase to Goodwill of $1,053. We will continue to evaluate on an annual basis, whether or not a continued valuation allowance is necessary.

We have fully utilized all of our federal net operating loss carryforwards as of December 31, 2010.

Cash paid for income taxes amounted to $6,577 and $749 for the years ended December 31, 2010 and 2009, respectively.

We adopted generally accepted accounting principles relating to the accounting for uncertainty in income taxes, on January 1, 2007. As a result of the implementation of this guidance, we recognized a cumulative-effect adjustment by reducing the January 1, 2007 balance of retained earnings by $1,316 and increasing our liability for unrecognized tax benefits, interest, and penalties by $314 and reducing noncurrent deferred tax assets by $1,002.

Upon adoption of this guidance, we elected an accounting policy to also classify accrued penalties and interest related to unrecognized tax benefits in our income tax provision. Previously, our policy was to classify penalties and interest as operating expenses in arriving at pretax income. During the year ended December 31, 2010, we accrued $82 of interest and penalties, of which $67 related to acquisition of Broadlane and was reflected in the purchase price allocation. During the year ended December 31, 2009, we reversed $82, for the potential payment of interest and penalties.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2008	$2,380
Additions based on tax positions related to the current year	—
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	(2,002)
Settlements and lapse of statue of limitations	—

Balance at December 31, 2008	$378
Additions based on tax positions related to the current year	79
Additions for tax positions of prior years	77
Reductions for tax positions of prior years	—
Settlements and lapse of statue of limitations	—

Balance at December 31, 2009	$534
Additions based on tax positions related to the current year	164
Additions for tax positions of prior years	1,230
Reductions for tax positions of prior years	—
Settlements and lapse of statue of limitations	—

Balance at December 31, 2010	$1,928

Included in our unrecognized tax benefits are $1,838 of uncertain positions that would impact our effective rate if recognized. We expect unrecognized tax benefits to increase by approximately $164 in the next 12 months.

Our consolidated U.S. federal income tax returns for tax years 1999 to 2009 remain subject to examination by the Internal Revenue Service (or “IRS”) for net operating loss carryforward and credit carryforward purposes. For years 1999 to 2006 the statute for assessments and refunds has generally expired, however tax attributes for those years may still be examined, which would impact tax years in which those attributes were utilized, which would impact tax years 2007 forward. Separate state income tax returns for our parent company and certain consolidated state returns remain subject to examination for net operating loss carryforward purposes. Separate state income tax returns for previously acquired companies for tax years 2006 -2008 and our former significant subsidiary for tax year 2006 remain open. The statute of limitations on these 2006 state returns generally expired on September 15, 2010.